Business Combinations (Detail) (USD $)	2 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended			6 Months Ended
	Dec. 29, 2013	Jun. 30, 2013	Jun. 30, 2013	Nov. 06, 2013	Dec. 29, 2013	Dec. 30, 2012	Sep. 03, 2013	Sep. 29, 2014 Local Media [Member]	Jun. 29, 2014 Local Media [Member]	Jun. 29, 2014 Other Acquisition [Member]
Business Combinations, Assets Acquired and Liabilities Assumed [Abstract]
Current assets							$ 18,673,000		$ 18,349,000	$ 940,000
Property, plant and equipment							73,718,000		73,718,000	5,050,000
Advertiser relationships										980,000
Subscriber relationships										600,000
Customer relationships										180,000
Mastheads							4,100,000		4,100,000	530,000
Goodwill							462,000		462,000	660,000
Total assets							96,953,000		96,629,000	8,940,000
Current liabilities							13,893,000		13,179,000	1,055,000
Total liabilities							13,893,000		13,179,000	1,055,000
Net assets							83,060,000		83,450,000	7,885,000
Proforma Results [Abstract]
Revenues	103,231,000	159,306,000	305,393,000	516,919,000		653,266,000
Loss from continuing operations	7,206,000	(38,334,000)	(55,809,000)	747,637,000		(213,519,000)
Basic	$ 0.24	$ (0.66)	$ (0.96)	$ 12.87		$ (3.68)
Diluted	$ 0.24	$ (0.66)	$ (0.96)	$ 12.87		$ (3.68)
Business Combinations, Additional Information [Abstract]
Purchase price, including working capital	83,060,000				83,060,000				83,450,000	7,885
Annual incentive pay, percent of EBITDA of Variable Interest Entity					12.50%			12.50%
Acquisition related costs					2,089,000				2,089,000
Variable Interest Entity subsidiary ownership percentage					100.00%			100.00%
Equity contributed for acquisition					53,323,000				53,323,000
Debt issued for acquistion	33,000,000				33,000,000				33,000,000
Number of daily publications acquired									8	2
Number of weekly publications acquired									15	3
Personal property useful life minimum (in years)					1				1
Personal property useful life maximum (in years)					7				7
Real property useful life minimum (in years)					17				17
Real property useful life maximum (in years)					38				38
Royalty rate used to determine fair value of mastheads					1.50%				1.50%
Acquired trade recievables fair value	13,427,000				13,427,000				13,427,000
Acquired trade recievables contractual amount	14,937,000				14,937,000				14,937,000
Acquired trade recievables estimated uncollectible	1,510,000				1,510,000				1,510,000
Goodwill expected to be tax deductible	$ 1,187,000				$ 1,187,000				$ 1,187,000	$ 660,000